Stock-Based Compensation - JapanCo, LatamCo, ChinaCo and PacificCo Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 02, 2020 shares	Apr. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2017 $ / shares shares	Mar. 31, 2020 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Aug. 30, 2022 € / shares shares	Sep. 30, 2020 shares	Dec. 31, 2019 shares	Nov. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery) | $		$ 46,000				$ 49,000	$ 214,000	$ 63,000
Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in usd per share) | € / shares									€ 0.00001
ChinaCo awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				10,000,000
Award vesting period						5 years
Granted (in usd per share) | $ / shares				$ 3.51
Awards vested (in shares)										2,000,000
Stock issued for services (in shares)	2,000,000
Awards cancelled (in shares)	6,000,000
Stock-based compensation expense (recovery) | $								$ 6,000
PacificCo awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award (in shares)											2,843,225
Awards forfeited (in shares)					78,275
Awards settled in cash, payments | $			$ 1,000
JapanCo awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)						798,512,000,000	767,232,000,000	1,762,919,000,000
Award vesting period						5 years
Granted (in usd per share) | $ / shares						$ 1.48	$ 1.48
Stock-based compensation expense (recovery) | $						$ 0	$ 0
Unvested award (in shares)						2,508,372
Number of shares that may be granted (in shares)												4,210,568
Membership interest per award												0.000001
Awards granted, weighted-average exercise price (in usd per share) | $ / shares						$ 3.24	$ 3.24
Fair value assumptions, suboptimal exercise factor						2.5
Fair value assumptions, post-vesting forfeiture rate						10.00%
Unrecognized stock-based compensation expense, other awards | $						$ 4,000
LatamCo awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery) | $						$ 1,000
Number of shares that may be granted (in shares)									618,487
Fair value assumptions, suboptimal exercise factor						2.5
Fair value assumptions, post-vesting forfeiture rate						5.00%
Options granted (in shares)						472,565
Granted, weighted average exercise price (in usd per share) | $ / shares						$ 18.00
Weighted average grant date fair value of options granted (in usd per share) | $ / shares						$ 4.04
Outstanding awards (in shares)						450,065	0
Unrecognized stock-based compensation expense, options | $						$ 1,000
Weighted-average period for recognition						2 years 9 months 18 days